Share-based payments (Details) - Option			6 Months Ended
	Feb. 24, 2025	Jan. 01, 2025	Jun. 30, 2025
Share-based payments
Number of options exercised			0
Key employees | LTIP Stock Options
Share-based payments
Number of share options granted		3,163,386
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of share options granted	284,909
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of share options granted	2,461,018